Investments in Marketable Securities Available-for sale (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 46,720	$ 22,021	$ 21,792
Gross realized gains	261	15	17
Gross realized losses	$ (38)	$ (46)	$ (25)